Adoption of Accounting Policies Adoption of Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Mar. 01, 2018
Adoption of Accounting Policies
ASU 2016-1 Adoption - change in fair value equity securities to investment income	$ 8
Adoption 2016-1 Change in fair value of debenture from instrument-specific credit risk		$ 14
Cumulative Impact ASU 606 Adoption	(86)
Cumulative Impact ASU 2016-01 Adoption	0
Retained Earnings (Deficit) [Member]
Adoption of Accounting Policies
Cumulative Impact ASU 606 Adoption	(86)
Cumulative Impact ASU 2016-01 Adoption	$ 6